PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment at June 30, 2015 were as follows:

Office furniture and fixtures	$38,193
Office equipment	15,016
Total	53,209
Less: accumulated depreciation	(1,973)
Property and equipment, Net	$51,236

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Depreciation expense for the period from inception to June 30, 2015, was $1,968.